Property, plant and equipment (Details 2) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Buildings And Improvement [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 2,426
Equipment And Other Assets [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 55,147
Bottom of range [member] | Equipment And Other Assets [Member]
IfrsStatementLineItems [Line Items]
Estimated useful life	3 years
Top of range [member] | Equipment And Other Assets [Member]
IfrsStatementLineItems [Line Items]
Estimated useful life	31 years
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 109,654
Gross carrying amount [member] | Buildings And Improvement [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	4,225
Gross carrying amount [member] | Equipment And Other Assets [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	105,429
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(52,081)
Accumulated depreciation and amortisation [member] | Buildings And Improvement [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(1,799)
Accumulated depreciation and amortisation [member] | Equipment And Other Assets [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(50,282)
Total [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 57,573
Not Later Than Five Year [Member]
IfrsStatementLineItems [Line Items]
Estimated useful life	5 years
Property, plant and equipment	$ 868
Not Later Than Five Year [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	4,762
Not Later Than Five Year [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(3,894)
Later Than Five Year And Not Later Than Ten Years [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 2,028
Later Than Five Year And Not Later Than Ten Years [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	6 years
Later Than Five Year And Not Later Than Ten Years [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	10 years
Later Than Five Year And Not Later Than Ten Years [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 8,316
Later Than Five Year And Not Later Than Ten Years [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(6,288)
Later than ten years and not later than fifteen years [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 3,675
Later than ten years and not later than fifteen years [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	11 years
Later than ten years and not later than fifteen years [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	15 years
Later than ten years and not later than fifteen years [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 5,442
Later than ten years and not later than fifteen years [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(1,767)
Later than fifteen years and not later than twenty years [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 11,115
Later than fifteen years and not later than twenty years [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	16 years
Later than fifteen years and not later than twenty years [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	20 years
Later than fifteen years and not later than twenty years [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 27,705
Later than fifteen years and not later than twenty years [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(16,590)
Later than twenty years and not later than twenty-five years [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 22,486
Later than twenty years and not later than twenty-five years [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	21 years
Later than twenty years and not later than twenty-five years [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	25 years
Later than twenty years and not later than twenty-five years [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 30,195
Later than twenty years and not later than twenty-five years [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(7,709)
Later Than Twenty Five Years And Not Later Than Thirty Year [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 8,247
Later Than Twenty Five Years And Not Later Than Thirty Year [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	25 years
Later Than Twenty Five Years And Not Later Than Thirty Year [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	30 years
Later Than Twenty Five Years And Not Later Than Thirty Year [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 11,727
Later Than Twenty Five Years And Not Later Than Thirty Year [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ (3,480)
Later Than Thirty Years [Member]
IfrsStatementLineItems [Line Items]
Estimated useful life	30 years
Property, plant and equipment	$ 2,745
Later Than Thirty Years [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	4,600
Later Than Thirty Years [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(1,855)
Units Of Production Method [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	6,409
Units Of Production Method [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	16,907
Units Of Production Method [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ (10,498)